SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	2 Months Ended	3 Months Ended			6 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Allocation of Net loss		$ (17,808,000)						$ (17,808,000)
Net (loss)/income		$ (176,384,000)		$ (18,128,000)	$ (52,613,000)	$ (24,703,000)				$ (73,151,000)	$ (58,583,000)
Founder Spac [Member]
Net (loss)/income							$ (915,705)
Class A accretion to redemption amount							(4,743,750)
Allocation of Net loss	$ 8,529		$ 240,071		810,422		(5,659,455)
Net (loss)/income							$ 915,705
Common Class B [Member] | Founder Spac [Member]
Share outstanding							7,906,250			7,906,250
Allocation of Net loss	$ 8,529		$ 48,014		$ 162,084		$ (1,131,891)
Net (loss)/income							$ (1,131,891)
Weighted Average Shares outstanding	7,906,250		7,906,250		7,906,250		7,906,250
Basic and diluted net loss per common stock	$ (0.00)		$ (0.01)		$ (0.02)		$ (0.14)
Share Outstanding	7,906,250		7,906,250		7,906,250
Common Class A [Member] | Founder Spac [Member]
Proceeds allocated to Class A							$ 316,250,000
Class A redemption amount							320,993,750
Allocation of Net loss			$ 192,057		$ 648,338		(4,527,564)
Accretion of Class A to redemption value							4,743,750
Net (loss)/income							$ 216,186
Weighted Average Shares outstanding			31,625,000		31,625,000		9,271,586
Basic and diluted net loss per common stock			$ (0.01)		$ (0.02)		$ 0.02
Common Class A [Member] | Founder Spac [Member] | IPO [Member]
Share outstanding							31,625,000			31,625,000
Shares Issued upon IPO			31,625,000		31,625,000